Schedule of Investments (unaudited)
August 31, 2024
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
TransDigm Group, Inc.	51,796	$ 71,126,785
Automobiles — 1.5%
Ferrari NV	107,824	53,565,885
Broadline Retail — 9.5%
Amazon.com, Inc.(a)	1,891,163	337,572,595
Capital Markets — 3.5%
Blackstone, Inc., Class A	273,697	38,963,505
MSCI, Inc., Class A	45,785	26,582,313
S&P Global, Inc.	116,427	59,754,994
		125,300,812
Chemicals — 1.4%
Sherwin-Williams Co. (The)	135,586	50,081,401
Commercial Services & Supplies — 2.0%
Copart, Inc.(a)	825,992	43,744,536
Waste Connections, Inc.	150,256	28,022,744
		71,767,280
Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A	467,826	38,843,593
Entertainment — 2.7%
Netflix, Inc.(a)	137,118	96,167,709
Financial Services — 5.1%
Mastercard, Inc., Class A	108,815	52,594,642
Visa, Inc., Class A	475,162	131,320,522
		183,915,164
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	103,202	19,897,346
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.(a)	148,750	35,286,475
Boston Scientific Corp.(a)	266,569	21,802,678
IDEXX Laboratories, Inc.(a)	73,446	35,351,763
Intuitive Surgical, Inc.(a)	156,417	77,055,707
		169,496,623
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(a)	448,853	25,171,676
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A	767,076	125,324,877
Meta Platforms, Inc., Class A	381,716	198,992,368
		324,317,245
IT Services — 0.6%
Shopify, Inc., Class A(a)	302,579	22,412,027
Life Sciences Tools & Services — 1.1%
Danaher Corp.	147,149	39,628,697
Pharmaceuticals — 3.8%
Eli Lilly & Co.	141,061	135,421,381
Security	Shares	Value
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(a)	573,630	$ 44,341,599
Semiconductors & Semiconductor Equipment — 21.9%
ASML Holding NV, Registered Shares	113,662	102,735,672
Broadcom, Inc.	916,729	149,261,816
KLA Corp.	63,490	52,025,611
NVIDIA Corp.	4,003,661	477,917,013
		781,940,112
Software — 17.9%
Cadence Design Systems, Inc.(a)	296,104	79,631,249
Intuit, Inc.	159,677	100,638,026
Microsoft Corp.	873,418	364,337,584
Roper Technologies, Inc.	67,785	37,580,682
Synopsys, Inc.(a)	109,251	56,764,635
		638,952,176
Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	1,317,046	301,603,534
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	18,124	13,489,997
Total Common Stocks — 99.2% (Cost: $1,366,832,017)		3,545,013,637
Preferred Securities
Preferred Stocks — 0.8%
Interactive Media & Services — 0.8%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	28,717,596
Total Long-Term Investments — 100.0% (Cost: $1,386,258,533)		3,573,731,233
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	2,014,915	2,014,915
Total Short-Term Securities — 0.1% (Cost: $2,014,915)		2,014,915
Total Investments — 100.1% (Cost: $1,388,273,448)		3,575,746,148
Liabilities in Excess of Other Assets — (0.1)%		(2,777,681)
Net Assets — 100.0%		$ 3,572,968,467
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,717,596, representing 0.8% of its net assets as of period end, and an original cost of $19,426,516.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,697,315	$ —	$ (2,682,400)(a)	$ —	$ —	$ 2,014,915	2,014,915	$ 42,993	$ —
(a)	Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 71,126,785	$ —	$ —	$ 71,126,785
Automobiles	53,565,885	—	—	53,565,885
Broadline Retail	337,572,595	—	—	337,572,595
Capital Markets	125,300,812	—	—	125,300,812
Chemicals	50,081,401	—	—	50,081,401
Commercial Services & Supplies	71,767,280	—	—	71,767,280
Electrical Equipment	38,843,593	—	—	38,843,593
Entertainment	96,167,709	—	—	96,167,709
Financial Services	183,915,164	—	—	183,915,164
Ground Transportation	19,897,346	—	—	19,897,346
Health Care Equipment & Supplies	169,496,623	—	—	169,496,623
Hotels, Restaurants & Leisure	25,171,676	—	—	25,171,676
Interactive Media & Services	324,317,245	—	—	324,317,245
IT Services	22,412,027	—	—	22,412,027
Life Sciences Tools & Services	39,628,697	—	—	39,628,697
Pharmaceuticals	135,421,381	—	—	135,421,381
Real Estate Management & Development	44,341,599	—	—	44,341,599
Semiconductors & Semiconductor Equipment	781,940,112	—	—	781,940,112

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$ 638,952,176	$ —	$ —	$ 638,952,176
Technology Hardware, Storage & Peripherals	301,603,534	—	—	301,603,534
Textiles, Apparel & Luxury Goods	—	13,489,997	—	13,489,997
Preferred Securities	—	—	28,717,596	28,717,596
Short-Term Securities
Money Market Funds	2,014,915	—	—	2,014,915
	$ 3,533,538,555	$ 13,489,997	$ 28,717,596	$ 3,575,746,148
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